SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Percentage of liability for severance obligations deposited with pension fund	72.00%
Increase decrease in unbilled accounts receivables	$ 0	$ 38
Stock option granted	212,000